Payroll and social charges (Details) - Schedule of Payroll and Social Charges are Comprised - Payroll and social charges [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payroll and social charges (Details) - Schedule of Payroll and Social Charges are Comprised [Line Items]
Social charges in installments	$ 489,520	$ 431,054
Bonus and vacation along with related social charges	736,138	735,770
Salaries and related social charges	503,400	436,364
Others	58,626	50,817
Payroll and social charges	1,787,684	1,654,005
Breakdown:
Current liabilities	1,297,181	1,198,063
Non-current liabilities	490,503	455,942
Total liabilities	$ 1,787,684	$ 1,654,005